Statement of Additional Information Supplement dated April 29, 2013
The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Classes A, A2, AX, B, BX, C, CX, H1, P, R, S, Y, R5, R6, Invesco Cash Reserve and Investor Class shares (the “Retail Classes”), Institutional, Cash Management, Corporate, Personal Investment, Private Investment, Reserve and Resource Class shares of the Funds listed below:

Invesco American Franchise Fund
Invesco American Value Fund
Invesco Asia Pacific Growth Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco California Tax-Free Income Fund
Invesco Charter Fund
Invesco China Fund
Invesco Comstock Fund
Invesco Constellation Fund
Invesco Core Plus Bond Fund
Invesco Corporate Bond Fund
Invesco Developing Markets Fund
Invesco Disciplined Equity Fund
Invesco Diversified Dividend Fund
Invesco Dividend Income Fund
Invesco Dynamics Fund
Invesco Emerging Markets Equity Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Endeavor Fund
Invesco Energy Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Equity and Income Fund
Invesco European Growth Fund
Invesco Floating Rate Fund
Invesco Global Growth Fund

Invesco Global Health Care Fund
Invesco Global Markets Strategy Fund
Invesco Global Opportunities Fund
Invesco Global Real Estate Fund
Invesco Global Real Estate Income Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Gold & Precious Metals Fund
Invesco Growth and Income Fund
Invesco High Yield Fund
Invesco High Yield Municipal Fund
Invesco High Yield Securities Fund
Invesco Intermediate Term Municipal Income Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Total Return Fund
Invesco Leisure Fund
Invesco Limited Maturity Treasury Fund
Invesco Mid Cap Growth Fund
Invesco Money Market Fund
Invesco Municipal Bond Fund
Invesco Municipal Income Fund
Invesco New York Tax Free Income Fund
Invesco Pacific Growth Fund

Invesco Pennsylvania Tax Free Income Fund
Invesco Premium Income Fund
Invesco Real Estate Fund
Invesco S&P 500 Index Fund
Invesco Select Companies Fund
Invesco Select Opportunities Fund
Invesco Short Term Bond Fund
Invesco Small Cap Discovery Fund
Invesco Small Cap Value Fund
Invesco Summit Fund
Invesco Tax-Exempt Cash Fund
Invesco Tax-Free Intermediate Fund
Invesco Technology Fund
Invesco Technology Sector Fund
Invesco U.S. Government Fund
Invesco U.S. Quantitative Core Fund
Invesco Value Opportunities Fund
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Liquid Assets Portfolio
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
STIC Prime Portfolio
Tax-Free Cash Reserve Portfolio
Treasury Portfolio

Effective April 1, 2013, all references to Yinka Akinsola in the table in “APPENDIX C – Trustees and Officers” in the Statements of Additional Information are hereby removed and replaced with the following information:

“Officers
Number of
Funds in
	Trustee		Fund	Other Trusteeship(s)
Name, Year of Birth	and/or		Complex	/Directorship(s) Held
and Position(s) Held	Officer	Principal Occupation(s) During	Overseen	by Trustee/Director
with the Trust	Since	Past 5 Years	by Trustee	During Past 5 Years
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as	N/A	N/A”
Invesco-Sup-3 042913

“Officers
Number of
Funds in
	Trustee		Fund	Other Trusteeship(s)
Name, Year of Birth	and/or		Complex	/Directorship(s) Held
and Position(s) Held	Officer	Principal Occupation(s) During	Overseen	by Trustee/Director
with the Trust	Since	Past 5 Years	by Trustee	During Past 5 Years
Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), Invesco Management Group, Inc., The Invesco Funds, Invesco Van Kampen Closed-End Funds, Van Kampen Exchange Corp., Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust.

Formerly: Fraud Prevention and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.
Invesco-Sup-3 042913

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